Stockholders' Deficiency (Details Narrative) (10Q) - USD ($)											3 Months Ended				6 Months Ended		12 Months Ended
	May 18, 2016	Apr. 08, 2016	Mar. 24, 2016	Mar. 11, 2016	Jul. 28, 2015	Mar. 15, 2015	Mar. 05, 2015	Dec. 23, 2014	Aug. 07, 2014	Jan. 31, 2014	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Jun. 24, 2016	Jan. 31, 2016	Dec. 23, 2015	Jul. 31, 2015	Apr. 24, 2015	Apr. 10, 2015	Apr. 02, 2015	Feb. 25, 2015	Feb. 03, 2015	Oct. 21, 2014	Sep. 24, 2014	Jan. 15, 2014	Dec. 07, 2009
Stock based compensation														$ 860,533	$ 842,038	$ 2,862,840
Preferred stock aggregate subscription amount																					$ 2,000,000	$ 5,000,000
Cash payment of settlement	$ 172,645	$ 178,893			$ 737,425	$ 5,000	$ 10,000		$ 112,500	$ 15,000
Accrued expenses																								$ 16,739	$ 7,200
Number of warrants issued to purchase of common stock shares								31,896,182												1,290,000						3,336,734			2,607,712
Warrants exercise price per share													$ 1.00				$ 1.00		$ 0.70	$ 2.25						$ 0.70			$ 0.97	$ 0.50
Derivative liabilities											$ 178,414		$ 168,316		178,414		$ 168,316
Unrecognized stock based compensation expense related to stock option											$ 196,537				$ 196,537
Unrecognized stock option weighted average remaining vesting period															10 months 24 days
Weighted average fair value of option granted															$ 0.38	$ 0.37
Warrant modification expense															$ 457
Issued shares exchange for cash															$ (45,000)
Number of fully vested common stock shares issued										4,098	348,081		220,000		348,081		220,000						100,000	432,892	51,586		50,000	34,614		468,702
Stock issued for compensation															$ 382,789		$ 1,631,709
Fair value shares granted date															$ 65,982
Warrants [Member]
Number of warrants issued to purchase of common stock shares											25,000				25,000
Warrants exercise price per share													$ 0.70				$ 0.70		$ 0.70
Board of Directors [Member]
Number of fully vested common stock shares issued													5,000				5,000
Former Members [Member]
Number of shares returned to former members												242,303
Issued shares exchange for cash												$ 45,000
Chief Operating Officer [Member]
Fair value of issue shares															$ 300,000
Stock based compensation															$ 68,852
Number of shares issued during period															750,000
Board of Directors [Member]
Stock based compensation															$ 35,924		$ 30,058
Board of Directors [Member] | 2016 Meetings [Member]
Stock issued for compensation															194,158
Board of Directors [Member] | 2015 Meetings [Member]
Stock issued for compensation															153,923
Purchaser [Member] | Securities Purchase Agreements [Member]
Net proceeds from issuance costs				$ 85,285
Gross proceeds from issuance costs				99,960
Issuance costs				14,675
Accrued expenses											$ 9,677				$ 9,677
Number of warrants issued to purchase of common stock shares											3,017,047				3,017,047
Warrants exercise price per share											$ 1.00				$ 1.00
Derivative liabilities											$ 167,956				$ 167,956
Series A Convertible Preferred Stock [Member]
Preferred stock shares issued			500,000								11,000,000		10,500,000	10,000,000	11,000,000		10,500,000	10,000,000													10,000,000
Fair value of issue shares			$ 500,000
Stock based compensation															$ 114,754
Number of fully vested common stock shares issued													100,000				100,000
Series B Convertible Preferred Stock [Member]
Preferred stock shares issued											8,250		8,250	0	8,250		8,250	0
Preferred stock liquidation preference											$ 825,000		$ 825,000		$ 825,000		$ 825,000
Series C Convertible Preferred Stock [Member]
Preferred stock shares issued											150,426		120,330	60,250	150,426		120,330	60,250
Fair value of issue shares			$ 75,000
Stock based compensation															$ 17,213
Preferred stock liquidation preference											$ 15,407,900				15,407,900
Preferred stock aggregate subscription amount				2,900,040
Cash payment of settlement				650,040
Remaining amount				$ 2,250,000
Net proceeds from issuance costs											1,147,950				1,147,950
Gross proceeds from issuance costs											1,267,160				1,267,160
Issuance costs											197,160				197,160
Accrued expenses											149,658				149,658
Convertible preferred shares				21,120
Number of warrants issued to purchase of common stock shares				238,000
Warrants exercise price per share				$ 1.00
Derivative liabilities				$ 10,458
Number of preferred stock shares issued in satisfaction of liability				1,666				208
Number of shares issued during period			750									318,400	2,932
Payment of dividends											$ 365,300	$ 3,184	$ 293,200				$ 293,200	$ 20,800
Series C Convertible Preferred Stock [Member] | Board of Directors [Member]
Fair value of issue shares															$ 39,964
Number of shares issued during period															444